Additional disclosures - Parent company condensed statements of comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Profit or loss for the year	€ 12,183	€ 10,764	€ 9,653
OTHER RECOGNISED INCOME AND EXPENSE	614	(2,660)	(220)
Items that may be reclassified to profit or loss	1,578	(2,261)	(974)
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	858	(2,086)	(3,250)
Revaluation gains (losses)	852	(2,591)	(3,063)
Amounts transferred to income statement	6	(99)	(545)
Other reclassifications	0	604	358
Cash flow hedges (effective portion)	2,592	(3,016)	(938)
Revaluation gains (losses)	(30)	(1,762)	(1,739)
Amounts transferred to income statement	2,622	(1,254)	801
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	(1,888)	(2,467)	(1,159)
Exchange differences	1,017	3,658	3,082
Non-current assets held for sale	0	0	0
Income tax	(1,020)	1,565	1,272
Items that will not be reclassified to profit or loss	(964)	(399)	754
Actuarial gains and losses on defined benefit pension plans	(1,038)	(56)	1,567
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(5)	17	(1)
Income tax relating to items that will not be reclassified	361	49	(542)
Total recognised income and expenses for the year	12,797	8,104	9,433
Parent Company | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Profit or loss for the year	9,239	7,921	3,932
OTHER RECOGNISED INCOME AND EXPENSE	(57)	(735)	(662)
Items that may be reclassified to profit or loss	276	(524)	(265)
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	104	(328)	(524)
Revaluation gains (losses)	65	(242)	(243)
Amounts transferred to income statement	39	(86)	(281)
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	284	(420)	146
Revaluation gains (losses)	(70)	(505)	152
Amounts transferred to income statement	354	85	(6)
Amounts transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	0	0	0
Exchange differences	0	0	0
Non-current assets held for sale	0	0	0
Income tax	(112)	224	113
Items that will not be reclassified to profit or loss	(333)	(211)	(397)
Actuarial gains and losses on defined benefit pension plans	(14)	279	29
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(250)	(450)	(347)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(31)	18	117
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	31	(18)	(117)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(107)	58	(93)
Income tax relating to items that will not be reclassified	38	(98)	14
Total recognised income and expenses for the year	€ 9,182	€ 7,186	€ 3,270